Supplemental Cash Flow Disclosure - Summary of Supplemental Cash Flow Disclosure - Changes in Operating Assets and Liabilities (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ (5,005,467)	$ (165,944)
Prepaid expenses	(2,895,616)	(720,733)
Inventories	(4,737,264)	223,168
Trade and other payables	5,165,884	680,689
Deferred revenues	14,539	22,751
Provisions	(1,226,873)	7,964,576
Changes in operating assets and liabilities	$ (8,684,797)	$ 8,004,507